Property, Plant and Equipment - Disclosure Of Detailed Information About Property Plant And Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 359.4	[1]	$ 366.4	[1]	$ 382.4
Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	196.9		175.5		181.6
Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	118.9		117.3		145.5
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26.5		32.7		35.5
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17.1		40.9		$ 19.8
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	545.2		504.7
Gross carrying amount | Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	227.4		197.5
Gross carrying amount | Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	248.6		206.0
Gross carrying amount | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	52.0		60.2
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17.2		41.0
Depreciation & Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(185.8)		(138.3)
Depreciation & Impairment | Land, buildings and infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(30.6)		(22.0)
Depreciation & Impairment | Machinery and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(129.7)		(88.7)
Depreciation & Impairment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(25.4)		(27.5)
Depreciation & Impairment | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (0.1)		$ (0.1)

[1]	The notes are an integral part of these consolidated financial statements.